PURCHASE ADVANCES, NET (Tables)	6 Months Ended
Dec. 31, 2025
PURCHASE ADVANCES, NET
Schedule of purchase advances, net

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Prepayment for construction	¥14,489,026	¥13,445,448	$1,922,674
Prepayment for others	380,358	224,635	32,122
Allowance for doubtful accounts	(249,828)	(210,000)	(30,030)
Purchase advance, net	¥14,619,556	¥13,460,083	$1,924,766